Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	Six Months Ended June 30,
	2023	2022
Purchase of finished goods	€6,012,282	€12,004,042
Purchase of raw materials	927	294
Outsourcing service	504	103
	€6,013,713	€12,004,439